UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2004

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Warner
Title:
Phone:    (212) 593-4538

Signature, Place, and Date of Signing:

       /s/ Brian Warner             New York, NY          November 4, 2004
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total:       $66,780 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2  COLUMN 3      COLUMN 4          COLUMN 5         COLUMN 6  COLUMN 7            COLUMN 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     VOTING
                                                                  SHRS                                              AUTHORITY
                               TITLE                    VALUE      OR              PUT/  INVESTMENT   OTHER  -----------------------
NAME OF ISSUER               OF CLASS    CUSIP        (X$1000)   PRN AMT  SH/PRN   CALL  DISCRETION MANAGERS     SOLE    SHARED NONE
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----

ACME COMMUNICATION INC       COM       004631107      $ 3,194   536,850     SH           SOLE                  536,850
A D C TELECOMMUNICATIONS     COM       000886101      $   181   100,000     SH           SOLE                  100,000
ASHLAND INC                  COM       044204105      $ 4,767    85,000     SH           SOLE                   85,000
AT&T CORP                    COM NEW   001957505      $   740    51,696     SH           SOLE                   51,696
AT&T WIRELESS SVCS INC       COM       00209A106      $ 1,237    83,688     SH           SOLE                   83,688
CENTRAL FD CDA LTD           CL A      153501101      $ 3,487   606,400     SH           SOLE                  606,400
COMCAST CORP NEW             CL A      20030N101      $ 2,361    83,618     SH           SOLE                   83,618
DONNELLEY RR & SONS CO       COM       257867101      $   501    16,000     SH           SOLE                   16,000
FRANKLIN ELECTR PUBLISHERS I COM       353515109      $   154    40,000     SH           SOLE                   40,000
GAYLORD ENTMT CO NEW         COM       367905106      $11,966   386,000     SH           SOLE                  386,000
GRAY TELEVISION INC          COM       389375106      $ 5,069   426,000     SH           SOLE                  426,000
HIGHLAND HOSPITALITY CORP    COM       430141101      $ 1,515   132,900     SH           SOLE                  132,900
INTEROIL CORP                COM       460951106      $   118     5,000     SH           SOLE                    5,000
ISLE OF CAPRI CASINOS INC    COM       464592104      $ 9,350   482,700     SH           SOLE                  482,700
KERZNER INTERNATIONAL LTD    SHS       P6065Y107      $ 2,786    63,360     SH           SOLE                   63,360
LIBERTY MEDIA CORP NEW       COM SER A 530718105      $ 3,402   390,123     SH           SOLE                  390,123
LIBERTY MEDIA INTL INC       COM SER A 530719103      $   976    29,262     SH           SOLE                   29,262
MAGNA ENTMT CORP             CL A      559211107      $   354    65,000     SH           SOLE                   65,000
MEDIALINK WORLDWIDE INC      COM       58445P105      $   328    95,000     SH           SOLE                   95,000
MI DEVS INC                  CL A      55304X104      $ 2,555   101,000     SH           SOLE                  101,000
                             SUB VTG
MIKOHN GAMING CORP           COM       59862K108      $ 3,324   573,100     SH           SOLE                  573,100
NORTH PITTSBURGH SYS INC     COM       661562108      $ 2,546   122,970     SH           SOLE                  122,970
SEABULK INTL INC             COM       81169P101      $   513    49,558     SH           SOLE                   49,558
STEREOTAXIS INC              COM       85916J102      $   487    50,000     SH           SOLE                   50,000
TRANSKARYOTIC THERAPIES INC  COM       893735100      $    89     5,000     SH           SOLE                    5,000
VALUEVISION MEDIA INC        CL A      92047K107      $ 4,440   331,600     SH           SOLE                  331,600
VIACOM INC                   CL A      925524100      $   340    10,000     SH           SOLE                   10,000

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